Summary of Significant Accounting Policies (Tables) - AV Homes Inc [Member]	Dec. 05, 2019
Schedule of cash and cash equivalents and restricted cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows as of September 30, 2018 and 2017 (in thousands):

	September 30,	September 30,
	2018	2017
Cash and cash equivalents	$104,562	$169,332
Restricted cash	1,122	1,182

Total cash, cash equivalents and restricted cash	$105,684	$170,514

Changes in warranty reserve
During the three and nine months ended September 30, 2018 and 2017, changes in the warranty reserve consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Accrued warranty reserve, beginning of period	$4,706	$3,864	$4,916	$4,033
Reserve provided	1,595	687	3,955	2,496
Payments	(1,347)	(997)	(3,917)	(2,975)

Accrued warranty reserve, end of period	$4,954	$3,554	$4,954	$3,554

Reconciliation of net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share
The following table represents a reconciliation of the net income (loss) and weighted average shares outstanding for the calculation of basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2018 and 2017 (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator:
Basic net income (loss)	$114	$(1,477)	$770	$1,609
Effect of dilutive securities	—	—	—	—

Diluted net income (loss)	$114	$(1,477)	$770	$1,609

Denominator:
Basic weighted average shares outstanding	22,605	22,504	22,587	22,487
Effect of dilutive securities	464	—	411	187

Diluted weighted average shares outstanding	23,069	22,504	22,998	22,674

Basic earnings (loss) per share	$0.01	$(0.07)	$0.03	$0.07

Diluted earnings (loss) per share	$—	$(0.07)	$0.03	$0.07